Oil and Gas Properties - Recoverable Amount Of Company CGUs (Details) - Company's CGUs	12 Months Ended
Dec. 31, 2023 $ / MMBTU usdPerBbl $ / $ cadPerBbl $ / MMBTU
Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.75
Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.75
Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
WTI | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	73.67
WTI | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	74.98
WTI | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	76.14
WTI | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	77.66
WTI | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	79.22
WTI | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	80.80
WTI | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	82.42
WTI | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	84.06
WTI | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	85.74
WTI | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	87.46
LLS | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	76.49
LLS | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	77.80
LLS | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	78.95
LLS | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	80.35
LLS | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	81.95
LLS | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	83.59
LLS | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	85.27
LLS | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	86.97
LLS | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	88.71
LLS | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	90.48
Edmonton Par | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	92.91
Edmonton Par | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	95.04
Edmonton Par | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	96.07
Edmonton Par | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	97.99
Edmonton Par | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	99.95
Edmonton Par | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	101.94
Edmonton Par | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	103.98
Edmonton Par | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	106.06
Edmonton Par | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	108.18
Edmonton Par | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	110.35
Henry Hub | Natural gas reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	2.75
Henry Hub | Natural gas reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	3.64
Henry Hub | Natural gas reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.02
Henry Hub | Natural gas reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.10
Henry Hub | Natural gas reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.18
Henry Hub | Natural gas reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.27
Henry Hub | Natural gas reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.35
Henry Hub | Natural gas reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.44
Henry Hub | Natural gas reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.53
Henry Hub | Natural gas reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.62
AECO | Natural gas reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	2.20
AECO | Natural gas reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	3.37
AECO | Natural gas reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.05
AECO | Natural gas reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.13
AECO | Natural gas reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.21
AECO | Natural gas reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.30
AECO | Natural gas reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.38
AECO | Natural gas reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.47
AECO | Natural gas reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.56
AECO | Natural gas reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.65